Summary of Significant Accounting Policies - Schedule of Assets and Liabilities Measured at Fair Value on a Recurring Basis (Details) - CNY (¥) ¥ in Thousands	Jun. 30, 2025	Jun. 30, 2024
Schedule of Assets and Liabilities Measured at Fair Value on a Recurring Basis [Line Items]
Short-term investments - debt security	¥ 548,101	¥ 570,216
Investments – equity security recorded within other current assets	236,866	13,776
Contingent consideration		22,267
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Schedule of Assets and Liabilities Measured at Fair Value on a Recurring Basis [Line Items]
Short-term investments - debt security	6,061
Investments – equity security recorded within other current assets	47	13,776
Contingent consideration
Significant Other Observable Inputs (Level 2) [Member]
Schedule of Assets and Liabilities Measured at Fair Value on a Recurring Basis [Line Items]
Short-term investments - debt security	542,040	570,216
Investments – equity security recorded within other current assets
Contingent consideration
Significant Unobservable Inputs (Level 3) [Member]
Schedule of Assets and Liabilities Measured at Fair Value on a Recurring Basis [Line Items]
Short-term investments - debt security
Investments – equity security recorded within other current assets	236,819
Contingent consideration		¥ 22,267